PREPAYMENTS	12 Months Ended
Sep. 30, 2025
Schedule Of Prepayments
PREPAYMENTS

NOTE 5 — PREPAYMENTS

Prepayments consisted of the following:

	September 30, 2025	September 30, 2024
Prepaid expenses(1)	$3,678,951	$55,000
Prepaid taxes	-	1,552
Total	$3,678,951	$56,552

(1)	The balance represents the prepaid expenses to various suppliers, including but not limited to prepaid system development fee, prepaid data collection expense, prepaid marketing expense and other miscellaneous expenses.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS